EQUITY (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) shares
Equity
Number of shares, Beginning balance | shares	33,053,323
NIS par value, Beginning balance | $	$ 1,322,133
Number of shares, Vesting of restricted shares | shares	188,866
NIS par value, Vesting of restricted shares | $	$ 7,554
Number of shares, Beginning balance | shares	33,242,189
NIS par value, Beginning balance | $	$ 1,329,687